Bank Loans and Notes Payable - Summary of Interest Expense (Detail) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 MXN ($)		Jun. 30, 2019 USD ($)	[1],[2]	Jun. 30, 2018 MXN ($)
Disclosure of detailed information about borrowings [abstract]
Interest on debts and borrowings	$ 3,207				$ 3,231
Capitalized interest	(5)				(3)
Finance charges for employee benefits	206				175
Derivative instruments	1,216				1,384
Finance charges for leases	2,338
Finance operating charges	8				91
Total	$ 6,970	[1]	$ 363		$ 4,878	[3],[4]

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively effect method under which the comparative information is not restated. - See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[3]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1
[4]	The information herein was not restated with the adjustment, which was not material, to reflect the financial information of its subsidiary in Argentina that operates in a hyperinflationary economic environment.